Science & Technology Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.82%	18.02%	22.54%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	23.58%	12.97%	19.79%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	23.29%	12.74%	19.54%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	23.64%	13.03%	19.84%